Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Combination

Basis of Presentation and Combination

Throughout the years ended March 31, 2025 and 2024, the group entities were under the control of Mr. Chi Kin Kelvin, Yeung. Through a corporate reorganization, the Company became the holding company of the group companies. Accordingly, for the purpose of the preparation of the consolidated financial statements of the Company and its subsidiaries (the “Group”), the Company has been considered as the holding company of the group companies now comprising the Group throughout the years ended March 31, 2025, 2024 and 2023. The Group comprising the Company and its subsidiaries resulting from the reorganization is regarded as a continuing entity. The Group was under the control of Mr. Chi Kin Kelvin, Yeung prior to and after the reorganization.

The consolidated financial statements have been prepared as if the Company had been the holding company of the Group throughout the years ended March 31, 2025, 2024 and 2023 in accordance with ASC 805-50-45-5. The consolidated statements of operations and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows for the years ended March 31, 2025, 2024 and 2023, which include the results, changes in equity and cash flows of the companies now comprising the Group, have been prepared to present as if the current group structure had been in existence throughout the years ended March 31,2025, 2024 and 2023, or since their respective dates of incorporation where this is a shorter period.

The consolidated balance sheets as at the respective reporting dates have been prepared to present the assets and liabilities of the companies now comprising the Group as if the current group structure had been in existence at those dates.

The consolidated financial statements include all accounts of the Company and its wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Combination

Combination

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Risk and Uncertainty

Risk and Uncertainty

Significant Risks

Currency Risk

The Group’s operating activities are transacted in HKD. Foreign exchange risk arises from future commercial transactions, and recognized assets and liabilities. The Company considers the foreign exchange risk in relation to transactions denominated in HKD with respect to USD is not significant as HKD is pegged to USD.

Concentration Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash at banks, accounts receivable and contract assets. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash at banks with financial institutions located in Hong Kong. As of March 31, 2025 and 2024, USD2,376,362 and USD890,578 respectively were deposited with financial institutions located in Hong Kong. With effect from October 1, 2024, the Deposit Protection Scheme introduced by the Hong Kong Government insured each depositor at one bank for a maximum amount from USD64,103 increased to USD102,564 (from HKD500,000 increased to HKD800,000). Otherwise, these balances are not covered by insurance. The Company believes that no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.

For the years ended March 31, 2025, 2024 and 2023, all of the Company’s assets were located in Hong Kong and all of the Company’s revenue were derived from its subsidiaries located in Hong Kong. The Company has a concentration of its revenue and accounts receivable with specific customers.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

During the years ended March 31, 2025, 2024 and 2023, there were two, four and four customers generated income which accounted for over 10% of the total revenue generated for that year, respectively. The details are as follows:

	For the years ended March 31,
	2025	2024	2023
Customer A	25.5%	40.9%	23.9%
Customer B	-	21.4%	20.6%
Customer C	50.4%	17.1%	-
Customer D	*	11.1%	*
Customer E	-	-	14.5%
Customer F	*	-	14.4%

*	Comprised less than 10% of revenue for the respective period.

As of March 31, 2025 and 2024, accounts receivable due from these customers as a percentage of consolidated accounts receivable are as follows:

	As of March 31,
	2025	2024
Customer A	17.6%	20.5%
Customer B	-	57.2%
Customer C	47.4%	14.2%
Customer D	10.2%	-

*	Comprised less than 10% of accounts receivable for the respective period.

During the years ended March 31, 2025, 2024 and 2023, there were two, three and one suppliers accounted for over 10% of the total cost of revenue for that year. The details are as follows:

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

	For the years ended March 31,
	2025	2024	2023
Supplier A	44.4%	35.2%	14.7%
Supplier B	*	11.9%	*
Supplier C	-	10.2%	*
Supplier D	25.4%	*	-

*	Comprised less than 10% of cost of revenue for the respective period.

As of March 31, 2025 and 2024, accounts payable due to these suppliers as a percentage of consolidated accounts payable are as follows:

	As of March 31,
	2025	2024
Supplier A	84.0%	88.7%
Supplier B	-	-
Supplier C	-	-
Supplier D	*	*

*	Comprised less than 10% of accounts payable for the respective period.

Credit Risk

Accounts and contract assets

For the credit risk related to accounts receivable and contract assets, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company establishes an allowance for credit losses based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts of accounts receivable and contract asset amounted to USD61,671 and USD20,566 as at March 31, 2025 and 2024, respectively. The management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the Directors.

Cash and cash equivalents

The Company’s exposure to credit risk arising from cash and cash equivalents is limited because the counterparties are banks with a good credit rating, for which the Company considers to have low credit risk.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposits, and the risks due to changes in interest rates are not material. The Company has not used any derivative financial instruments to manage the interest risk exposure.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 30 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Labor price risk

Our business requires a substantial number of personnel. Any failure to retain stable and dedicated labor by us may lead to disruption to our business operations. Although the Company has not experienced any labor shortage to date, we have observed an overall tightening and increasingly competitive labor market. The Company has experienced, and expect to continue to experience, increases in labor costs due to increases in salary, social benefits and employee headcount.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Management periodically evaluates estimates used in the preparation of the consolidated financial statements for continued reasonableness. Appropriate adjustments, if any, to the estimates used are made prospectively based upon such periodic evaluation. It is reasonably possible that changes may occur in the near term that would affect management’s estimates with respect to the percentage of completion method, allowance for expected credit loss and accrued expenses. Revisions in estimated revenue from contracts are made in the year in which circumstances requiring the revision become probable.

Balance Sheet Classifications

The Company includes in current assets and liabilities the following amounts that are in connection with construction contracts that may extend beyond one year: contract assets and contract liabilities (including retainage invoiced to customers contingent upon anything other than the passage of time), capitalized costs to fulfill contracts retainage payable to sub-contractors and accrued losses on uncompleted contracts. A one-year time period is used to classify all other current assets and liabilities when not otherwise prescribed by the applicable accounting principles.

Contract assets

Contract assets include billed and unbilled amounts for services provided to customers for which the Company has an unconditional right to payment. Billed and unbilled amounts for which payment is contingent on anything other than the passage of time are included in contract assets and contract liabilities on a contract-by-contract basis.

When payment of the retainage is contingent upon the Company fulfilling its obligations under the contract it does not meet the criteria to be included in contracts receivable and remains in the contract’s respective contract asset or contract liability, determined on a contract-by-contract basis. Retainage for which the Company has an unconditional right to payment that is only subject to the passage of time are included in contracts receivable.

The Company provides an allowance for expected credit loss, which is based upon a review of outstanding receivables, historical collection of information and existing economic conditions.

Contract Estimates Including Variable Consideration

Accounting for construction contracts with customers involves the use of reference to progress certificates issued by customers, which depicts the Company’s performance in transferring control of goods or services promised to customers for individual projects. The Company satisfies the performance obligation over time and therefore, the output method using substructure works delivered best represents the measure of progress against the performance obligations incorporated within the contractual agreements. Nevertheless, unforeseen events and circumstances can alter the estimate of the costs associated with a particular contract. The contract price at completion can be impacted by changes in productivity, scheduling, the unit cost of labor, subcontracts, materials, and equipment. Additionally, external factors such as weather, customer needs, customer delays in providing permits and approvals, labor availability, governmental regulation and politics may affect the progress of a project’s completion, and thus the timing and amount of revenue recognition. To the extent that the additional work performed, delivery schedules are delayed, or progress under a contract is otherwise impeded, cash flow, revenue recognition, and profitability from a particular contract may be adversely affected.

The nature of the Company’s contracts gives rise to several types of variable consideration, including unpriced change orders and claims; and liquidated damages and penalties that can either increase or decrease the transaction price. Transaction price for contracts is required to include evaluation of variable consideration to which the Company has an enforceable right to have not agreed to the price.

The Company considers claims to be contract modifications for which the Company has sought, or will seek, to collect from customers, or others, for customer-caused changes in contract specifications or design, or other customer-related causes of unanticipated additional contract costs on which there is no contractual agreement with the customer for changes in either the scope or price of the contract. Claims can also be caused by non-customer-caused changes, such as weather delays, work stoppages or other unanticipated events. Costs associated with contract modifications are included in the estimated costs to complete the contracts and are treated as project costs when incurred. In most instances, contract modifications are for goods or services that are not distinct and, therefore, are accounted for as part of the existing contract. In those instances, the effect of a contract modification on the transaction price, and the measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue on a cumulative catch-up basis. To the extent unapproved change orders and claims reflected in the transaction price are not resolved in the Company’s favor, or to the extent other contract provisions reflected in the transaction price are not earned, there could be reductions in or reversals of previously recognized revenue.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

As a significant change in one or more of these estimates could affect the revenue and profitability of the Company’s long-term construction contracts, the Company reviews and updates contract-related estimates regularly. The Company recognizes adjustments in estimated revenue on contracts on a cumulative catch-up basis. Under this method, the cumulative impact of the revenue adjustment is recognized in the period the adjustment is identified. Revenue for future periods of contract performance is recognized using the adjusted estimate. If at any time the contract estimates indicate an anticipated loss on a contract, the projected loss is recognized in full, including the reversal of any previously recognized profit, in the period it is identified and recognized as an accrued loss on uncompleted contracts on the consolidated balance sheet. No adjustments resulting from revisions to estimates on any individual contract were material to the financial statements for the years ended March 31, 2025, 2024 or 2023.

Expected Credit Loss Allowance

The measurement of the expected credit loss allowance for financial assets measured at amortized cost is an area that requires the use of significant assumptions about future economic conditions and credit behavior (e.g. the likelihood of customers defaulting and the resulting losses). A number of significant judgements are also required in applying the accounting requirements for measuring expected credit loss, such as considering debtors’ credit risk characteristics, historical settlement record, the days past due and forward-looking information.

Foreign currency translation and transaction and Convenience translation

Foreign currency translation and transaction and Convenience translation

The Company’s reporting currency is the United States dollars (“USD”). The Company’s operations are principally conducted in Hong Kong where Hong Kong dollars (“HKD”) is the functional currency.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of operations and comprehensive income.

In addition, the Company has operations in Hong Kong maintains the books and record in the local currency, Hong Kong Dollars (“HKD”), which is a functional currency as being the primary currency of the economic environment in which their operations are conducted. In general, for consolidation purposes, assets and liabilities of its subsidiary whose functional currency is not USD are translated into USD, in accordance with ASC Topic 830, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income within the statements of changes in shareholders’ equity.

The exchanges rates used for translation from HKD to USD was 7.8, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for both 2025, 2024 and 2023.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash, accounts receivable, deposits, accounts payable and finance lease liabilities.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 —	Quoted prices in active markets for identical assets and liabilities.
Level 2 —	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash at banks, accounts receivable, contract assets, deposits, accounts payable, finance lease liabilities and accrued expenses approximate the fair value of the respective assets and liabilities as of March 31, 2025 and 2024 due to their short-term nature.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of March 31, 2025 and 2024.

Cash at banks

Cash at banks

Cash at banks consist of cash held in banks. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount from HKD500,000 increased to HKD800,000 with effect from October 1, 2024. Cash balances in bank accounts in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable represents an unconditional right to consideration arising from our performance under contracts with customers which include retainage amount that is conditional only on the passage of time. The Company grant credit to customers, without collateral, under normal payment terms (typically 30 days after invoicing). Generally, invoicing occurs within 30 days after the related works are performed. The carrying value of such receivable, net of the expected credit loss and allowance for doubtful accounts, represents its estimated realizable value. The Company expects to collect the outstanding balance of current accounts receivable, net within the next 12 months. The Company has elected to use probability of default and loss given default methods to estimate allowance for credit loss.

Measurement of credit losses on financial instruments

Measurement of credit losses on financial instruments

Effective April 1, 2023, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” using the modified retrospective approach for accounts receivable and contract assets. The Company assessed that the impact of adoption of ASU 2016-13 was approximately USD76,539 as at April 1, 2023, which represented credit losses on accounts receivable and contract assets of USD19,757 and USD56,782 respectively. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, accounting, consulting, printing, and other registration related costs in connection with the initial public Offering (“IPO”) of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. In the event the offering is unsuccessful or aborted, the costs will be expensed.

Inventory	Inventory The Company does not keep any inventory. Generally, the Company orders materials based on each project’s progress and the materials are delivered to the worksites by the suppliers.
Leases

Leases

On April 1, 2020, the Company adopted ASU 2016-02 Leases (Topic 842) (“Topic 842”) issued by the FASB, using the modified retrospective transition method and elected the transition option to use an effective date of April 1, 2020 as the date of initial application. The adoption of Topic 842 resulted in the presentation of right-of-use assets — finance lease and finance lease liabilities on the consolidated balance sheet.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

The Company has elected the package of practical expedients permitted which allows the Company not to reassess the following at adoption date: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU 2016-02). The Company also elected the short-term lease exemption for certain classes of underlying assets including office space and machinery, with a lease term of 12 months or less.

The Company determines whether an arrangement is or contain a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease.

A lease is classified as a finance lease when the lease meets any of the following criteria at lease commencement:

(a)	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

(b)	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

(c)	The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.

(d)	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

(e)	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

The Company’s accounting for finance leases, previously referred to as “capital leases” under prior guidance, remained substantially unchanged with the adoption of ASC 842. Finance leases are included in plant and equipment, net and as current and non-current financing lease liabilities in the Company’s consolidated balance sheets.

Upon adoption of ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term, operating leases are recognized as ROU and lease liabilities in the consolidated balance sheets if the initial lease term is greater than 12 months. For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset — operating lease on its consolidated balance sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Lease expense is recognized on a straight-line basis over the lease term and are included in the consolidated statements of operations and comprehensive income.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the impairment of its long-lived assets, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. There were no impairment losses on long-lived assets for the years ended March 31, 2025, 2024 and 2023.

Plant and equipment, net

Plant and equipment is stated at cost, net of accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Equipment	3.3 years
Motor vehicles	5 years
Furniture and fixture	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income in other income or expenses.

Revenue Recognition

Revenue Recognition

The Company adopted the revenue standard Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have the agreements with its customers in writing, orally, or in accordance with other customary business practices. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Substructure services

The Company performs a majority of foundation works under master construction agreements and other contracts that contain customer-specified construction requirements. These agreements include discrete pricing for individual tasks. A contractual agreement exists when each party involved approves and commits to the agreement, the rights of the parties and payment terms are identified, the agreement has commercial substance, and collectability of consideration is probable. Substructure services are performed for the sole benefit of our customers, whereby the assets being created or maintained are controlled by the customer and the services we perform do not have alternative benefits for us. Contract revenue is recognized as our obligations are satisfied over time consistent with our services are performed and customers simultaneously receive and consume the benefits the Company provides.

The Company recognizes contract revenue over time, as performance obligations are satisfied, due to the continuous transfer of control to the customer in accordance with ASC Topic 606, Revenue from Contracts with Customers. Upon adoption of ASC Topic 606, contracts which include substructure services are generally accounted for as a single deliverable (a single performance obligation) and are no longer segmented between types of services. The Company has not bundled any goods or services that are not considered distinct.

The Company engages in substructure works, such as site formation, ground investigation and foundation works, in Hong Kong. The Company acts as the principal for such transactions as it controls the substructure services before it is transferred to the customers after taking into consideration indicators such as the Company is primarily responsible for fulfilling the promise to perform the services in accordance with the contracts. When the Company satisfies the performance obligation, the Company recognizes substructure revenue in the gross amount of consideration to which the Company expects to be entitled as specified in the contracts.

Output measures such as substructure works delivered are utilized to assess progress against specific contractual performance obligations for the majority of services. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the services to be provided. The Company expects the reference to progress certificates issued by customers depicts the Company’s performance in transferring control of goods or services promised to customers for individual projects, the Company satisfies the performance obligation over time and therefore, the output method using substructure works delivered best represents the measure of progress against the performance obligations incorporated within the contractual agreements. This method captures the amount of works delivered pursuant to contracts and is used only when performance does not produce significant amounts of work in process prior to complete satisfaction of the performance obligation and the gross billing value of contracting work can be measured reliably.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

The typical contract length of the Company entered is ranged from 2 months to 26 months.

Contracted but not yet recognized revenue was approximately USD1,054,539 and USD4,086,086 as of March 31, 2025 and 2024, respectively.

The nature of the Company’s contracts gives rise to several types of variable consideration, including unpriced change of orders and claims; and liquidated damages and penalties. The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company estimates the amount of revenue to be recognized on the most likely amount method, whichever is expected to better predict the amount. Factors considered in determining whether revenue associated with claims (including change orders in dispute and unapproved change orders in regard to both scope and price) should be recognized include the following: (a) the contract or other evidence provides a legal basis for the claim, (b) additional costs were caused by circumstances that were unforeseen at the contract date and not the result of deficiencies in the company’s performance, (c) claim-related costs are identifiable and considered reasonable in view of the work performed, and (d) evidence supporting the claim is objective and verifiable. If the requirements for recognizing revenue for claims or unapproved change orders are met, revenue is recorded only when the costs associated with the claims or unapproved change orders have been incurred.

The Company generally provides limited warranties for work performed under its substructure contracts. The warranty periods typically extend for a limited duration of 24 months following substantial completion of the Company’s work on the project. Historically, warranty claims have not resulted in material costs incurred for which the Company was not compensated for by the customer.

There were no material amounts of unapproved change orders or claims recognized during the years ended March 31, 2025, 2024, and 2023.

Consultancy services

The Company provides consultancy services income of substructure works to its customers on a monthly basis within certain periods in accordance with respective contract. The Company recognizes consultancy services income over time, as performance obligations are satisfied, due to the continuous transfer of control to the customer in accordance with ASC Topic 606. Consultancy services income is recognized on a straight-line basis over the term of the contract.

Contract Assets and Contract Liabilities

Contract Assets and Contract Liabilities

Contract assets included retainage. Certain of our contracts contain retention provisions whereby a portion of the revenue earned is withheld from payment as a form of security until contractual provisions are satisfied. Contract assets were assessed for impairment in accordance with ASC 326.

Contract liabilities consist of payment received from customers in excess of revenue recognized.

Contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period.

Government Subsidies

Government Subsidies

Government subsidies primarily relate to one-off entitlement granted by the Hong Kong government pursuant to the Employment Support Scheme under the Anti-epidemic Fund. The Company recognizes government subsidies as other income when they are received because they are not subject to any past or future conditions. Government subsidies received and recognized as other income totaled USD Nil, USD Nil and USD12,308 for the years ended March 31, 2025, 2024 and 2023, respectively.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

Cost of Revenue

Cost of Revenue

The Company’s cost of revenue is primarily comprised of the material costs, subcontracting costs, direct labor costs and overhead costs that are directly attributable to services provided.

General and administrative expenses

General and administrative expenses

General and administrative expenses mainly consist of administrative staff cost, motor vehicle expenses, office supplies, legal and professional fees, change of credit loss allowances and other miscellaneous administrative expenses.

Employee benefits

Short term employee benefits and contributions to defined contribution retirement plans

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Obligations for contributions to defined contribution retirement plans are expensed as the related service is provided.

Retirement Plan Costs

Contributions to retirement plans (which are defined contribution plans) are charged to general and administrative expenses in the accompanying statements of operations as the related employee service are provided.

The Company also recognizes long service payments to be made by the Company to its employees upon the termination of services as a defined benefit plan under post-employment benefits. The cost of providing benefits is measured using projected unit credit method with actuarial valuations to determine its present value and service cost. When the calculation results in a benefit to the Company, the recognized assets are limited to lower of the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan and the asset ceiling. The net defined benefit liabilities recognized in the consolidated balance sheets represent the present value of the obligation under defined benefit plan minus the fair value of plan assets. The Company carried out a comprehensive actuarial valuation at the end of reporting period. The remeasurement of the net defined benefit liabilities during a period are recognized as cost of defined benefit plan during the period.

Income Tax

Income Tax

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

We believe there were no uncertain tax positions as of March 31, 2025, and 2024. We do not expect that our assessment regarding unrecognized tax positions will materially change over the next 12 months. We are not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Recently Accounting Pronouncements

Recently Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

Income Taxes

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”).

ASU 2023-09 requires enhanced disclosures rounding income taxes, particularly related to rate reconciliation and income taxes paid information. In particular, on an annual basis, companies will be required to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold.

Companies will also be required to disclose, on an annual basis, the amount of income taxes paid, disaggregated by federal, state, and foreign taxes, and also disaggregated by individual jurisdictions above a quantitative threshold. The standard is effective for the Company for annual periods beginning April 1, 2025 on a prospective basis, with retrospective application permitted for all prior periods presented. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its disclosures.

Segment Reporting

In November 2023, the FASB issued Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 requires enhanced disclosures surrounding reportable segments, particularly (i) significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included in the reported measure(s) of a segment’s profit and loss and (ii) other segment items that reconcile segment revenue and significant expenses to the reported measure(s) of a segment’s profit and loss, both on an annual and interim basis. Companies are also required to provide all annual disclosures currently required under Topic 280 in interim periods, in addition to disclosing the title and position of the CODM and how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and allocating resources. The standard is effective for the Company for annual periods beginning January 1, 2024 and for interim periods beginning April 1, 2025, with updates applied retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its disclosures.

Expense Disaggregation Disclosures

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This guidance requires incremental disclosures about specific expense categories, including but not limited to, purchases of inventory, employee compensation, depreciation, amortization and selling expenses. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. While permitted, the Company does not plan to early adopt this guidance. The guidance may be applied either prospectively or retrospectively. The adoption of this ASU will not have a material impact on our Consolidated Financial Statements as the guidance relates only to disclosure.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.